Statement of Cash Flows - Summary of Adjustments to Reconcile Net Income to Cash (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of adjustments to reconcile net income to cash [line items]
Depreciation	kr 3,275	kr 4,103	kr 4,421
Impairment losses/reversals of impairments	568	2,211	148
Amortization	3,946	4,348	4,465
Goodwill	275	12,966
Total impairments	529	17,230	85
Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	8,318	27,892	9,119
Taxes	(1,897)	(9,064)	(6,449)
Dividends from joint ventures/associated companies	30	77	84
Undistributed earnings in joint ventures/ associated companies	(53)	(21)	(26)
Gains/losses on sales of investments and operations, intangible assets and PP&E, net	212	(167)	(37)
Other non-cash items	1,220	607	3,172
Total	7,830	19,324	5,863
Intangible asset and goodwill [member]
Disclosure of adjustments to reconcile net income to cash [line items]
Total	4,475	21,578	4,550
Property, plant and equipments [member]
Disclosure of adjustments to reconcile net income to cash [line items]
Total	3,843	6,314	4,569
Capitalized development expenditure [member]
Disclosure of adjustments to reconcile net income to cash [line items]
Amortization	2,559	2,681	1,815
Impairments	254	2,245	85
Intellectual property rights brands and other intangible assets [member]
Disclosure of adjustments to reconcile net income to cash [line items]
Amortization	kr 1,387	1,667	kr 2,650
Impairments		kr 2,019